Cash and Bank Balances - Schedule of Fixed Deposits Pledged to Financial Institution (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Deposit Amounted to Wilmington Trust Per Escrow Agreement [Abstract]
Cash and bank balances	RM 23,723,687	$ 5,637,222	RM 3,823,689
Less: Fixed deposits pledged	(8,906,833)	(2,116,441)	(330,214)
Cash and cash equivalents per consolidated statements of cash flows	RM 14,816,854	$ 3,520,781	RM 3,493,475